UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment |X|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |X| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perry Corp.
Address: 599 Lexington Avenue
         New York, New York 10022


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Randall Borkenstein
Title:    Controller
Phone:    (212) 583-4000
Signature, Place, and Date of Signing:

/s/ Randall Borkenstein               New York                  October 12, 2000
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------
        None
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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   10

Form 13F Information Table Value Total:   367,317

List of Other Included Managers:

No.  13F File Number     Name

None.

                                                           VALUE     SHARES/   SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT   PRN CALL DSCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- --------  ---------  --- ---- ------- -------- -------- -------- --------
CORUS GROUP ADR                SPONSORED ADR    22087M101      606     28,500            SOLE               X
DIME BANCORP                   COMMON           25429Q102      969     52,400  SH        SOLE               X
ECLIPSYS CORP.                 COMMON           278856109    2,871    148,200  SH        SOLE               X
HEALTHEON CORP                 COMMON           422209106    1,417     62,438  SH        SOLE               X
MEDIAONE GROUP                 COMMON           58440J104   21,726    268,223  SH        SOLE               X
MEDIAONE GROUP                 COMMON           58440J904   44,500    600,000   C        SOLE               X
QWEST COMMUNICATIONS           COMMON           749121109  165,099  3,404,100  SH        SOLE               X
SEAGATE TECHNOLOGY             COMMON           811804103    3,284     54,500  SH        SOLE               X
U S WEST INC                   COMMON           91273H101   40,461    557,117  SH        SOLE               X
WARNER LAMBERT                 COMMON           934488107   86,385    886,000  SH        SOLE               X
                                                           367,317  6,061,478